Notes Payable	9 Months Ended
Sep. 30, 2020
Notes Payable
Notes Payable

Note 5 — Notes Payable

On June 24, 2020, the Company received loan proceeds in the amount of $41,666 under the Paycheck Protection Program (“PPP Note”) from Canandaigua National Bank & Trust (“Lender”). The PPP Note was established as part of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. The PPP Note bears interest at 1.00% per annum, payable monthly beginning October 18, 2021, and is due on June 18, 2025. The PPP Note may be repaid at any time without penalty. Under the Payroll Protection Program, the Company will be eligible for loan forgiveness up to the full amount of the PPP Note and any accrued interest as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, and maintains its payroll levels. No assurance is provided that the Company will obtain forgiveness under the PPP Note in whole or in part. The PPP Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, or provisions of the promissory note. The occurrence of an event of default may result in a claim for the immediate repayment of all amounts outstanding under the PPP Note.